Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) [Line Items]
Total revenues			$ 318,278,000			$ 646,790,000		$ 21,839,868
Cost of revenue			314,877,000			641,199,000		11,652,662
Cost of revenue, related party								7,303,516
Gross profit			3,280,000			5,470,000		2,883,690
Selling, general and administrative			2,402,000		451,000	4,842,000	1,075,000	3,187,054	2,115,924
Wages and benefits			731,000		36,000	1,472,000	72,000	1,026,034	144,000
Depreciation and amortization			2,004,000			3,992,000		1,598,742
Total operating expenses			5,137,000		487,000	10,306,000	1,147,000	5,811,830	3,004,948
Loss from operations			(1,857,000)		(487,000)	(4,836,000)	(1,147,000)	(2,928,140)	(3,004,948)
Interest expense, net			(470,000)			(885,000)		(5,573)
Change in FV of contingent consideration			9,886,000	$ (5,914,000)		3,972,000		3,387,266
Other income			1,000			4,000
Total other income			9,417,000			3,091,000		3,349,000	(265,596)
Income (loss) before income taxes			7,560,000		(487,000)	(1,745,000)	(1,147,000)	420,860	(3,270,544)
Income taxes			173,000			273,000		(497,495)
Net income (loss)	$ (9,886,000)	$ 918,355	7,387,000		(487,000)	(2,018,000)	(1,147,000)	918,355	(3,270,544)
Property, plant and equipment, net		126,054	111,000			111,000		126,054
Intangible assets, net		41,437,559	37,892,000			37,892,000		41,437,559
Unites States [Member]
Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) [Line Items]
Total revenues			313,904,000			638,403,000
Intangible assets, net		32,688,749	29,662,000			29,662,000		32,688,749
Malta [Member]
Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) [Line Items]
Total revenues			4,156,000			7,932,000		21,256,026
Property, plant and equipment, net		118,886	106,000			106,000		118,886
Sweden [Member]
Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) [Line Items]
Total revenues			218,000			455,000		583,842
Property, plant and equipment, net		7,168	5,000			5,000		7,168
Europe [Member]
Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) [Line Items]
Intangible assets, net		$ 8,748,810	8,230,000			8,230,000		8,748,810
Related Party [Member]
Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) [Line Items]
Total revenues			104,000			104,000		7,288,094
Cost of revenue, related party			121,000			121,000		$ 7,303,516
Revenue [Member]
Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) [Line Items]
Total revenues			318,174,000			646,686,000
Revenue, related party [Member]
Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) [Line Items]
Total revenues			$ 104,000			$ 104,000